EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 65
2020	64
2021	68
2022	66
2023	64
2024 - 2028	395
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	823
2020	922
2021	988
2022	1,055
2023	1,118
2024 - 2028	$ 6,044